Derivative Financial Instruments (Schedule of Notional Amounts of Net Foreign Exchange Exposure by Currency) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	$ (422)
Euro [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	(222)
British Pound Sterling [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	(27)
Chinese Renminbi [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	(258)
Mexican Peso [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	5
Singapore Dollar [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	45
Canadian Dollar [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	61
Japanese Yen [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	(3)
Brazilian Real [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	(14)
Swedish Krona [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	(14)
Other [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives, net	$ 5